Insurance business - (H) Life business contractual service margin run-off (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	£ (4,179)	£ (4,194)
Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(467)	(313)
Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(319)	(295)
Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(293)	(278)
Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(251)	(260)
Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(232)	(229)
5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(914)	(931)
Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,703)	(1,888)
Insurance and participating investment contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(4,646)	(4,415)
Insurance and participating investment contracts | Disposal group
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(544)	0
Insurance and participating investment contracts | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(900)	(333)
Insurance and participating investment contracts | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(324)	(312)
Insurance and participating investment contracts | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(297)	(293)
Insurance and participating investment contracts | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(254)	(274)
Insurance and participating investment contracts | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(235)	(242)
Insurance and participating investment contracts | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(922)	(979)
Insurance and participating investment contracts | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,714)	(1,982)
Pensions and investments
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,733)	(2,443)
Pensions and investments | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(240)	(186)
Pensions and investments | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(218)	(176)
Pensions and investments | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(199)	(168)
Pensions and investments | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(164)	(157)
Pensions and investments | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(152)	(133)
Pensions and investments | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(591)	(535)
Pensions and investments | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,169)	(1,088)
Annuities, Protection and other
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,913)	(1,972)
Annuities, Protection and other | Disposal group
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(544)
Annuities, Protection and other | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(660)	(147)
Annuities, Protection and other | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(106)	(136)
Annuities, Protection and other | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(98)	(125)
Annuities, Protection and other | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(90)	(117)
Annuities, Protection and other | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(83)	(109)
Annuities, Protection and other | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(331)	(444)
Annuities, Protection and other | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(545)	(894)
Reinsurance contract liabilities
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	467	221
Reinsurance contract liabilities | Disposal group
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	426	0
Reinsurance contract liabilities | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	433	20
Reinsurance contract liabilities | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5	17
Reinsurance contract liabilities | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4	15
Reinsurance contract liabilities | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3	14
Reinsurance contract liabilities | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3	13
Reinsurance contract liabilities | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	8	48
Reinsurance contract liabilities | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	£ 11	£ 94